CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Q3) - USD ($)	Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Common Class A [Member]	Common Class A [Member] Ordinary Shares [Member]	Common Class B [Member]	Common Class B [Member] Ordinary Shares [Member]
Balance at the beginning at Dec. 31, 2020	$ 10,221	$ 23,792	$ (14,779)		$ 0		$ 1,208
Balance at the beginning (in shares) at Dec. 31, 2020					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	6,977,619		6,977,619	$ 5,468,324		$ 1,509,295
Balance at the end at Dec. 31, 2021	(30,898,740)	0	(30,899,948)		$ 0		$ 1,208
Balance at the end (in shares) at Dec. 31, 2021					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	5,775,190	0	5,775,190		$ 0		$ 0
Balance at the end at Mar. 31, 2022	(25,123,550)	0	(25,124,758)		$ 0		$ 1,208
Balance at the end (in shares) at Mar. 31, 2022					0		12,075,000
Balance at the beginning at Dec. 31, 2021	(30,898,740)	0	(30,899,948)		$ 0		$ 1,208
Balance at the beginning (in shares) at Dec. 31, 2021					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Increase in redemption value of Class A ordinary shares subject to possible redemption	2,765,952
Net income (loss)	13,646,911			10,917,529		2,729,382
Balance at the end at Sep. 30, 2022	(20,017,781)	0	(20,018,989)		$ 0		$ 1,208
Balance at the end (in shares) at Sep. 30, 2022					0		12,075,000
Balance at the beginning at Dec. 31, 2021	(30,898,740)	0	(30,899,948)		$ 0		$ 1,208
Balance at the beginning (in shares) at Dec. 31, 2021					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	15,876,077		15,876,077	12,700,862		3,175,215
Balance at the end at Dec. 31, 2022	(19,191,485)	0	(19,192,693)		$ 0		$ 1,208
Balance at the end (in shares) at Dec. 31, 2022					0		12,075,000
Balance at the beginning at Mar. 31, 2022	(25,123,550)	0	(25,124,758)		$ 0		$ 1,208
Balance at the beginning (in shares) at Mar. 31, 2022					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Increase in redemption value of Class A ordinary shares subject to possible redemption	(585,955)	0	(585,955)		$ 0		$ 0
Net income (loss)	6,684,896	0	6,684,896		0		0
Balance at the end at Jun. 30, 2022	(19,024,609)	0	(19,025,817)		$ 0		$ 1,208
Balance at the end (in shares) at Jun. 30, 2022					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Increase in redemption value of Class A ordinary shares subject to possible redemption	(2,179,997)	0	(2,179,997)		$ 0		$ 0
Net income (loss)	1,186,825	0	1,186,825	949,460	0	237,365	0
Balance at the end at Sep. 30, 2022	(20,017,781)	0	(20,018,989)		$ 0		$ 1,208
Balance at the end (in shares) at Sep. 30, 2022					0		12,075,000
Balance at the beginning at Dec. 31, 2022	(19,191,485)	0	(19,192,693)		$ 0		$ 1,208
Balance at the beginning (in shares) at Dec. 31, 2022					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement adjustment of Class A ordinary shares subject to possible redemption	(1,417,859)	0	(1,417,859)		$ 0		$ 0
Net income (loss)	(2,780,733)	0	(2,780,733)		0		0
Balance at the end at Mar. 31, 2023	(23,390,077)	0	(23,391,285)		$ 0		$ 1,208
Balance at the end (in shares) at Mar. 31, 2023					0		12,075,000
Balance at the beginning at Dec. 31, 2022	(19,191,485)	0	(19,192,693)		$ 0		$ 1,208
Balance at the beginning (in shares) at Dec. 31, 2022					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Increase in redemption value of Class A ordinary shares subject to possible redemption	135,254
Net income (loss)	(7,775,789)			(1,450,300)		(6,325,489)
Balance at the end at Sep. 30, 2023	(17,400,120)	9,585,984	(26,987,312)		$ 0		$ 1,208
Balance at the end (in shares) at Sep. 30, 2023					0		12,075,000
Balance at the beginning at Mar. 31, 2023	(23,390,077)	0	(23,391,285)		$ 0		$ 1,208
Balance at the beginning (in shares) at Mar. 31, 2023					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement adjustment of Class A ordinary shares subject to possible redemption	1,399,029	0	1,399,029		$ 0		$ 0
Reduction in deferred underwriting commissions	9,702,408	9,702,408	0		0		0
Net income (loss)	(3,248,492)	0	(3,248,492)		0		0
Balance at the end at Jun. 30, 2023	(15,537,132)	9,702,408	(25,240,748)		$ 0		$ 1,208
Balance at the end (in shares) at Jun. 30, 2023					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement adjustment of Class A ordinary shares subject to possible redemption	(116,424)	(116,424)	0		$ 0		$ 0
Net income (loss)	(1,746,564)	0	(1,746,564)	$ (101,278)	0	$ (1,645,286)	0
Balance at the end at Sep. 30, 2023	$ (17,400,120)	$ 9,585,984	$ (26,987,312)		$ 0		$ 1,208
Balance at the end (in shares) at Sep. 30, 2023					0		12,075,000